Shareholders' Equity - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Feb. 13, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate ordinary shares repurchase	$ 13,085.1
Shares repurchase, shares	10,324,181	10,900,938	11,376,531
Shares repurchase, value	$ 1,299.9	$ 1,299.5	$ 1,297.7
Weighted average fair value granted under options	$ 34.6	$ 25.9	$ 22
Total intrinsic value of options exercised	$ 32.9	$ 65.1	$ 81.7
Total fair value of restricted stock units vested	89.4	66.8	$ 49.6
Unrecognized compensation expense	$ 265.8
Unrecognized compensation expense expected period of recognition (in years)	1 year 10 months 24 days
Options to purchase ordinary shares reserved for issuance	13,092,231
Share based compensation arrangement by share based payment award options outstanding intrinsic value	$ 82.5	$ 37.1
Share based compensation arrangement by share based payment award equity instruments other than options non vested number	2,408,346	2,336,762
Share Based Compensation Aggregate Amount Including Options And Units Aggregate Share Outstanding	130,948,425
Options In The Money
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award options nonvested number of shares	7,651,858	6,484,417
Options Out Of Money
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award options nonvested number of shares	126,250	1,676,208
Share based compensation arrangement by share based payment award options outstanding intrinsic value	$ 0.0	$ 0.0
Share Repurchase Program
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized amount under share repurchase programs per quarter				$ 2,000.0
Authorized amount under share repurchase programs				$ 325.0
Two Thousand Five Equity Incentive Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reserved and Authorized Shares, percent of ordinary shares issued and outstanding at year end	10.00%
Employee Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares issued	2,250,867
Percentage of salary to purchase Ordinary shares			15.00%
Ordinary shares per employee, maximum			1,250
Price of Ordinary shares purchased under ESPP, percentage of lower of fair market value of Ordinary share on subscription date of each offering period or on purchase date			85.00%
Purchase of Ordinary shares by employees	372,242	361,675	364,859
Average price per share purchased by employees	$ 103.5	$ 105.3	$ 95.4
Compensation expense recognized	$ 9.9	$ 10.9	$ 10.2
US ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options to purchase ordinary shares reserved for issuance	568,478
Number of shares available under ESPP	750,000
Rest of the World ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options to purchase ordinary shares reserved for issuance	1,096,795
Performance Stock Units PSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Share based compensation arrangement by share based payment award equity instruments other than options non vested number	188,493	105,595
Performance Stock Units PSU | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award equity instruments other than options non vested number	0.1
Phantom Share Units (PSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of stock units granted	$ 126.3	$ 120.1	$ 105.3